SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax current year		$ 10	$ 529
Over provision for previous years	(310)	(50)
Deferred tax		(13)
Income tax (benefit)/expense	$ (310)	$ (53)	$ 529